FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Tables)	3 Months Ended
Jun. 30, 2022
WARRANTS
Schedule of change in fair value of derivative liabilities
	Level 1	Level 2	Level 3
Fair value of derivative liability as of March 31, 2022	$-	$-	$-
Additions at fair value	-	-	308,330
Change in fair value of the derivative	-	-	527,584
Balance at June 30, 2022	$-	$-	$835,914

Schedule of estimated fair value drivative assumptions
Risk-free interest rate	2.80%
Expected life in years	0.75
Dividend yield	0%
Expected volatility	129.00%